Accumulated Other Comprehensive Income (Loss) (Reclassification of Significant Items out of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	[1],[2]	¥ 532,248	¥ 252,307	¥ (286,903)
Equity in earnings of equity method investees—net		(282,712)	(209,732)	(227,984)
Interest income on Loans, including fees		(2,597,932)	(2,576,417)	(2,271,219)
Other non-interest income		(88,422)	(103,665)	(63,978)
Other non-interest expenses		(367,721)	(302,687)	(329,314)
Total before tax		(433,220)	(870,842)	(1,661,819)
Income tax expense		114,505	133,237	407,823
Net of tax		(318,715)	(737,605)	(1,253,996)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax		(89,103)	(34,445)	(283,447)
Income tax expense		27,823	11,167	86,573
Net of tax		(61,280)	(23,278)	(196,874)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Gains (Losses) on Investment Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other		(499)	(367)	262
Total before tax		(107,102)	(28,953)	(280,258)
Income tax expense		32,007	9,100	84,328
Net of tax		(75,095)	(19,853)	(195,930)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Gains (Losses) on Investment Securities [Member] | Net Gains on Sales and Redemptions of Available-for-sale debt Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	[3]	(108,193)	(29,182)	(287,279)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Gains (Losses) on Investment Securities [Member] | Impairment Losses on Investment Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net		1,590	596	6,759
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Debt Valuation Adjustments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Equity in earnings of equity method investees—net		315	1,016	417
Total before tax		315	1,016	417
Income tax expense		(96)	(311)	(128)
Net of tax		219	705	289
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Derivatives Qualifying for Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other		2	(77)	(234)
Total before tax		13,279	3,662	(8,016)
Income tax expense		(3,452)	(980)	2,850
Net of tax		9,827	2,682	(5,166)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Derivatives Qualifying for Cash Flow Hedges [Member] | Interest Rate Contracts [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest income on Loans, including fees		9,878	3,739	(7,782)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Derivatives Qualifying for Cash Flow Hedges [Member] | Foreign Exchange Contracts [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense on Long-term debt or Foreign exchange losses—net		3,399
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax		6,643	(1,168)	5,904
Income tax expense		(1,741)	574	(2,237)
Net of tax		4,902	(594)	3,667
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans [Member] | Net actuarial loss [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	[4]	15,488	11,431	17,280
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans [Member] | Prior service cost [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	[4]	(5,718)	(6,269)	(6,959)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans [Member] | Gain on settlements and curtailment, and other [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	[4]	(3,127)	(6,330)	(4,417)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Foreign Currency Translation Adjustments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest income		(5,003)	(9,004)	(5,743)
Other non-interest expenses		2,765	2	4,249
Total before tax		(2,238)	(9,002)	(1,494)
Income tax expense		1,105	2,784	1,760
Net of tax		¥ (1,133)	¥ (6,218)	¥ 266

[1]	New guidance on recognition and measurement of financial assets and financial liabilities requires equity investments to be measured at fair value with changes in fair value recognized in net income from the fiscal year ended March 31, 2019. For additional information, refer to Note 1.
[2]	The following credit losses are included in Investment securities gains (losses)—net: Decline in fair value by ¥99 million, ¥596 million and ¥1,467 million; Other comprehensive income—net by ¥15 million, ¥10 million and ¥123 million; Total credit losses by ¥114 million, ¥606 million and ¥1,590 million, for the twelve months ended March 31, 2018, 2019 and 2020, respectively.
[3]	Included unrealized gains (losses) related to only debt securities for the fiscal years ended March 31, 2019 and 2020 while included unrealized gains (losses) related to both debt and equity securities for the fiscal year ended March 31, 2018.
[4]	These Accumulated OCI components are components of net periodic benefit cost. See Note 13 for more information.